Directors and senior management - Summary of Remuneration of Directors of the Company (Details) - Directors - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Directors Remuneration [Line Items]
Emoluments	$ 12	$ 12	$ 6
Value of released awards under long-term incentive plans	7	5	6
Employer contributions to pension plans	$ 1	$ 1	$ 1